SHARE CAPITAL	9 Months Ended
Sep. 30, 2020
Share Capital [Abstract]
SHARE CAPITAL
9.	SHARE CAPITAL

(a)	Authorized:	unlimited number of common shares, no par

	Issued:	81,549,320 (December 31, 2019: 39,907,681)

Exercise prices of units, certain warrants and options are presented in Canadian currency when they are exercisable in Canadian dollars unless otherwise noted.

June 2020 Offering

On June 10, 2020, the Company completed an offering of securities made pursuant to an agency agreement dated March 17, 2020 between the Company and H.C. Wainwright & Co., LLC (“Wainwright”) for the purchase and sale of 6,500,000 common shares (the “Common Shares”), 11,500,000 common share equivalents (each, a “June 2020 Common Share Equivalent”) and 9,000,000 Common Share purchase warrants (each a “June 2020 Common Warrant”) for total gross proceeds of approximately $18,000,000 ($16,500,000 net of closing cash costs including cash commissions described below). The Common Shares, June 2020 Common Share Equivalent and June 2020 Common Warrants were sold in fixed combinations at an offering price of $1.00, consisting of one Common Share and one-half June 2020 Common Warrant or one June 2020 Common Share Equivalent and one-half June 2020 Common Warrant. Each June 2020 Common Warrant is convertible into one Common Share at a conversion price of $1.00 per Common Share for a period of four (4) years following the date of the closing of the offering. Each June 2020 Common Share Equivalent is convertible into one Common Share at a conversion price of $0.0001 and will expire when converted in full.

Pursuant to the placement agent agreement, in addition to the cash commission paid to Wainwright of $1,260,000, broker warrants were issued to Wainwright which entitle the holder to purchase 1,260,000 Common Shares at an exercise price of US$1.25 per share prior to expiry on June 10, 2024.

Of the 11,500,000 June 2020 Common Stock Equivalents, 8,000,000 were converted between June 10, 2020 and June 30, 2020 for total proceeds of $800. The remaining 3,500,000 Common Stock Equivalents were converted between July 2, 2020 and September 30, 2020 for total proceeds of $350.

May 2020 Financing

On May 6, 2020, the Company completed a registered direct offering of securities made pursuant to an agency agreement dated March 17, 2020 between the Company and Wainwright that provide for the purchase and sale of 5,514,504 Common Shares of the Company at a per share purchase price of US $0.36268 per Common Share and 2,757,252 unregistered Common Share purchase warrants (each, a “May 2020 Warrant”), resulting in total gross proceeds of $2,000,000 ($1,575,000 net of estimated closing cash costs including cash commission described below). Each May Warrant is exercisable to purchase one Common Share at an exercise price of US $0.3002 per Common Share for a period of five and one-half (5.5) years following the date of closing of the offering.

Of the May 2020 Warrants, 2,717,939 were converted at an exercise price of $0.3002 between May 6, 2020, and September 30, 2020 for total proceeds of $815,925. There remained 39,313 May 2020 Warrants unexercised at September 30, 2020.

Pursuant to the placement agency agreement, in addition to the cash commission paid to Wainwright of $140,000, broker warrants were issued to Wainwright which entitle the holder to purchase 386,015 Common Shares at a price of US $0.45335 per share prior to expiry on November 6, 2025.

March 2020 Offering

On March 27, 2020, the Company completed an offering of securities made pursuant to an agency agreement dated March 17, 2020 between the Company and Wainwright for the purchase and sale of 7,000,000 common shares of the Company (the “Common Shares”) at a per share purchase price of US $0.17 per Common Share and 3,500,000 Common Share purchase warrants (each, a “March Warrant”), resulting in total gross proceeds of $1,190,000 ($862,294 net of closing cash costs including cash commission described below). Each March Warrant is exercisable to purchase one Common Share at an exercise price of US $0.19 per Common Share for a period of five (5) years following the date of closing of the offering. The warrants were valued at $475,300 based on the value determined by the Black-Scholes model and the balance of $714,700 was allocated to common shares.

Pursuant to the placement agency agreement, in addition to the cash commission paid to Wainwright of $83,300, broker warrants were issued to Wainwright which entitle the holder to purchase 490,000 Common Shares at a price of US $0.2125 per share prior to expiry on March 27, 2025.

Second Aspire Agreement

On December 23, 2019, the Company entered into a common share purchase agreement (the “Second Aspire Agreement”) with Aspire Capital Fund, LLC (“Aspire Capital”) whereby Aspire Capital committed to purchase up to $35 million of Common Shares at Titan’s request from time to time, until June 23, 2022. On commencement of the Second Aspire Agreement, Titan issued to Aspire Capital 973,000 Common Shares, as consideration for entering into the Second Aspire Agreement. The value of the Common Shares issued of $423,440, was included in capital, offset by a fee of the same amount plus $35,122 for additional costs incurred.

Between January 3, 2020 and February 13, 2020, the Company issued 4,408,048 common shares pursuant to the Second Aspire Agreement as outlined in the following table:

Grant Date	Common shares issued	Value
January 3, 2020	500,000	$219,600
January 6, 2020	500,000	229,300
January 8, 2020	400,000	195,160
January 10, 2020	500,000	247,550
January 17, 2020	600,000	303,000
January 23, 2020	600,000	295,320
February 6, 2020	600,000	282,000
February 13, 2020	708,048	300,000
	4,408,048	$2,071,930

January 2020 Equity Transaction

On January 3, 2020, the Company announced that Cambridge Design Partnership Ltd. (“Cambridge”) had subscribed for Common Shares. The Company issued 501,148 Common Shares at a unit price of $0.50 for satisfaction of the trade payable with Cambridge of $250,574.

First Aspire Agreement

On August 29, 2019, the Company entered into a common share purchase agreement (the “First Aspire Agreement”) with Aspire Capital whereby Aspire Capital committed to purchase up to $35 million of Common Shares at Titan’s request from time to time, until February 28, 2022. On commencement of the First Aspire Agreement, Titan immediately sold to Aspire 1,777,325 Common Shares, representing 5.3% of the Common Shares then issued and outstanding, at a price of US $1.6879 per Common Share for gross proceeds of $3.0 million and issued to Aspire Capital 639,837 Common Shares, representing 1.9% of the Common Shares then issued and outstanding, as consideration for entering into the First Aspire Agreement. Northland Securities, Inc. acted as the Company’s agent and financial advisor in connection with the offering and pursuant to an agency agreement, was paid a cash fee of $160,000. Gross proceeds of $3.0 million, net of costs and fees of $417,113, was included in capital.

Subsequent to August 29, 2019 and subject to the First Aspire Agreement, the Company issued Common Shares to Aspire as outlined in the following table:

Grant Date	Common shares issued	Value
August 30, 2019	2,417,162	$3,000,000
November 8, 2019	100,000	42,560
November 8, 2019	100,000	42,560
November 12, 2019	100,000	42,970
November 12, 2019	100,000	42,000
November 13, 2019	100,000	42,970
November 14, 2019	300,000	128,910
November 15, 2019	2,500,000	1,074,250
November 19, 2019	2,067,282	888,311
	7,784,444	$5,304,531

March 2019 Equity Offering

On March 21, 2019, Titan completed an offering of securities made pursuant to an agency agreement dated March 18, 2019 between the Company and Bloom Burton Securities Inc. (“Bloom Burton”). The Company sold 8,455,882 units under the offering at a price of US $3.40 per unit for gross proceeds of approximately $28,750,000 ($25,426,744 net of closing cost including cash commission of $2,012,500). Each unit consisted of one Common Share of the Company and one Common Share purchase warrant, each warrant entitles the holder thereof to acquire one Common Share of the Company at an exercise price of US $4.00 and expiring March 21, 2024. The warrants were valued at $15,897,059 based on the value determined by the Black-Scholes model and the balance of $12,852,941 was allocated to common shares.

Pursuant to the agency agreement, in addition to the cash commission paid to Bloom Burton, broker warrants were issued to Bloom Burton which entitle the holder to purchase 591,911 Common Shares at a price of US $3.40 per share prior to expiry on March 21, 2021. The broker warrants were valued using the Black-Scholes model and the value of $864,190 was accounted for as an increase in the closing costs and allocated between the shares and the warrants.

During the quarter ended March 31, 2019, 1,018,506 warrants were exercised for total proceeds of $3,259,219. The fair value of the exercised warrants was $3,742,824 which was reclassed from warrant liability to common stock.

(b)	Stock Options and Compensation Options

Titan has reserved and set aside up to 15% of the issued and outstanding Common Shares for granting of options to employees, officers, consultants, and advisors. At September 30, 2020, 9,870,235 Common Shares (December 31, 2019: 5,986,152) were available for issue in accordance with the Company’s stock option plan. The terms of these options are determined by the Board of Directors.

On January 28, 2020, the Company issued 25,765 stock options with an exercise price of CDN $0.657 to a director in exchange for services rendered. The options vest immediately and have a contractual life of 7 years.

On July 30, 2020, the Company issued 22,425 stock options with an exercise price of CDN $1.266 to a director in exchange for services rendered. The options vest immediately and have a contractual life of 7 years. The Company also issued 1,350,000 options to certain employees of the Company with an exercise price of US $0.962. These options vest 25% annually over four years.

On September 29, 2020, the Company issued 27,304 stock options to a director in exchange for services rendered with an exercise price of CDN $0.96. The options vest immediately and have a contractual life of 7 years. On the same date, the Company issued 19,568 stock options to a director in exchange for services rendered with an exercise price of US $0.73. The options vest immediately and have a contractual life of 7 years.

On September 30, 2020, the Company issued 4,723 stock options to a consultant with an exercise price of US $0.745.  The options vest immediately and have a contractual life of 3 years.

For the nine months ended September 30, 2020, $720,774 of stock-compensation expense was recorded (September 30, 2019 – $1,404,364).

A summary of the status of the Company’s outstanding stock options as of September 30, 2020 and December 31, 2019 and changes during the periods ended on those dates is presented in the following table:

	Nine Months Ended September 30, 2020		Year Ended December 31, 2019
Stock Options - CDN $ denominated	Number of Stock Options	Weighted average Exercise Price (CDN)	Number of Stock Options	Weighted average Exercise Price (CDN)

Balance beginning	860,379	$5.89	875,433	$18.20
Granted	75,494	0.94	35,719	4.54
Expired / forfeited	(40,515)	11.56	(50,773)	31.79
Balance ending	895,358	$5.22	860,379	$5.89

Stock Options - USD $ denominated	Number of Stock Options	Weighted average Exercise Price (USD)	Number of Stock Options	Weighted average Exercise Price (USD)

Balance beginning	854,042	$2.65	50,349	$1.55
Granted	1,374,291	-	843,693	2.72
Expired / forfeited	(761,528)	2.20	(40,000)	3.72
Balance ending	1,466,805	$3.19	854,042	$2.65

Total number of stock options	2,362,163		1,714,421

The weighted-average remaining contractual life and weighted-average exercise price of options outstanding and of options exercisable as at September 30, 2020 are as follows:

Canadian Dollar Denominated Options
Exercise Price (CDN)	Number Outstanding	Weighted average remaining contractual life (years)	Options exercisable
$ 0.66	25,765	6.33	25,765
$ 0.96	27,304	7.00	27,304
$ 1.27	22,425	6.83	22,425
$ 3.28	31,498	4.92	31,498
$ 4.54	735,999	3.30	469,722
$ 9.00	11,481	4.77	11,481
$ 9.69	1,105	0.02	1,105
$11.70	6,667	0.19	6,667
$12.00	1,948	0.18	1,948
$30.00	28,260	0.90	28,260
$30.60	2,096	0.23	2,096
$32.40	810	0.33	810
	895,358	3.73	629,081

US Dollar Denominated Options
Exercise Price (US)	Number Outstanding	Weighted average remaining contractual life (years)	Options exercisable
$ 0.73	19,568	7.00	19,568
$ 0.75	4,723	7.00	4,723
$ 0.96	1,350,000	6.83	-
$ 1.55	50,349	1.22	50,349
$ 2.20	2,165	1.80	2,165
$ 3.72	40,000	1.94	-
	1,466,805	6.49	76,805

Total	2,362,163	5.44	705,886

The weighted average exercise price of Canadian dollar denominated options outstanding is CDN $5.22 and CDN $5.50 for options that are exercisable. The weighted average exercise price of US dollar denominated options outstanding is US $1.06 and US $1.31 for options that are exercisable.

Options are granted to directors, officers, employees, and consultants at various times. Options are to be settled by physical delivery of shares.

Inputs for Measurement of Grant Date Fair Values

The grant date fair value of all share-based payment plans was measured based on the Black-Scholes option pricing model. Expected volatility was estimated by considering historic average share price volatility. The weighted average inputs in the original currency of the grants (CDN$ or US$) used in the measurement of fair values at grant date of the share-based option grants for the nine months ended September 30, 2020 and 2019 are as follows:

	2020		2019
Fair value calculated	CDN $0.75	USD $0.77	USD $1.48
Share price at grant	CDN $0.92	USD $0.91	USD $2.39
Exercise price	CDN $2.27	USD $0.96	USD $2.79
Expected option life	3.5 years	3.5 years	3.5 years
Risk free interest rate (based on government bonds)	0.66%	0.27%	1.50%
Expected volatility	134.6%	152.8%	98.02%
Expected dividends	Nil	Nil	Nil

(c)	Warrants

In addition to the warrants accounted for as a liability (see Note 7) at September 30, 2020, the Company has 2,727,926 broker warrants that are issued, outstanding and exercisable (December 31, 2019 - 1,219,276). These broker warrants expire between March 21, 2021 and November 6, 2025 (December 31, 2019 - broker warrants had expiry dates between April 10, 2020 and March 21,2021).